MFA 2024-NQM3 Trust ABS-15G

Exhibit 99.25

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	GSE Eligble Flag	DU/LP Approval	CDFI Flag	Is CEMA (Yes/No)	Application Date	Underwriting Program	Borrower Years of W2s	CoBorrower Years of W2s	Borr Years of Personal Tax Returns/Transcripts (1040's)	Co-Borr Years of Personal Tax Returns/Transcripts (1040's)	Borr Years of Business Tax Returns/Transcripts	Co-Borr Years of Business Tax Returns/Transcripts	Bank Statement Flag (Borr)	# of months Personal Bank statements (Borr)	# of months Business Bank statements (Borr)	Bank Statement Flag (Co-Borr)	# of months Personal Bank statements (Co-Borr)	# of months Business Bank statements (Co-Borr)	P&L Flag (Borr)	# of Months P&L (Borr)	Who Prepared the P&L	CPA Letter Flag (Borr)	# of Months CPA verified income (Borr)	P&L Flag (Co-Borr)	Who Prepared the P&L	# of Months P&L (Co-Borr)	CPA Letter Flag (Co-Borr)	# of Months CPA verified income (Co-Borr)	Asset Depletion Flag (DTI)	Partial Asset Depletion Flag (DTI)	Asset Depletion months amortized	Asset Utilzation Flag (No DTI)	Bespoke Eligible Assets	Cross collateralized Loan Flag	Cross Collateralized Loan Release Provision	WVOE Flag (Borr)	# of Months of Income validated WVOE (Borr)	WVOE Form	WVOE Flag (Co-Borr)	# of Months of Income validated WVOE (Co-Borr)	WVOE Form (Co-Borr)	Income Doc Summary	BK Discharge date	Bk Chapter	Foreclosure Date	Short Sale Date	Deed In Lieu Date	TILA Status	Verification Safe Harbor Flag	Verification Safe Harbor Reference Document	ATR QM Total Points and Fees Audit	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Borrower Documentation Used to Determine Legal Residency	Co-Borrower Documentation Used to Determine Legal Residency	Loan closed in the name of an entity flag	Personal Guaranty Flag	Personal Guaranty Recourse to the Borrower Level	Guarantor Designation	Guideline Name	Default Interest Rate Flag	Default Interest Rate	Borrower Type	Project Classification: Warrantable/Non-Warrantable	Calculated Debt-to-Income Ratio	Months of Reserves for Subject Property	MERS MIN Number	Qualifying FICO	DSCR Flag	Number of Rental Units	Market Rent	Market Rent Source	Lease in Place	Actual in Place Rent	DSCR Calc based on Short Term Rental Income Flag	DSCR Calculation Method (at Orig)	Rental Income Used for DSCR	PITIA for DSCR	DSCR (at Origination)	Calculated Front End Housing Ratio	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 2 First Name	Guarantor 2 Last Name	Borrower Entity Name
xx	xx	63650		No	Not Applicable	Not Applicable	Not Applicable	xx	12 Mo Bank Statement	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	12	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Bank Statement [Primary]	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-QM/Compliant	No		Not Applicable	Employed	Not Applicable	ITIN-Legal Residency not validated	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	xx	No	Not Applicable	Individual	Not Applicable	30.42%	11	xx	718	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	25.89%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	73176		No	Not Applicable	Not Applicable	Not Applicable	xx	DSCR	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Other [Primary]	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Covered/Exempt	No		Not Applicable	Not Applicable	Not Applicable	US Citizen	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	xx	No	Not Applicable	Individual	Not Applicable	Unavailable	4	xx	740	Yes	1	xx	Form 1007	Yes	xx	No	Form 1007	xx	xx	0.54094	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	74235		No	Not Applicable	Not Applicable	Not Applicable	xx	DSCR	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Other [Primary]; B2: Other [Primary]	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Covered/Exempt	No		Not Applicable	Not Applicable	Not Applicable	Permanent Res Alien	Permanent Res Alien	Green Card	Green Card	No	No	Not Applicable	Not Applicable	xx	No	Not Applicable	Individual	Not Applicable	Unavailable	18	xx	673	Yes	1	xx	Form 1007	No	Not Applicable	No	Form 1007	xx	xx	0.49429	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable